Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (55,148)	$ (7,638)	¥ (63,445)	¥ (79,178)
Amortization of intangible assets	(1,901)	(263)	(59,992)	(328,154)
Other income/(expense), net	12,784	1,771	7,267	25,427
(Loss)/gain from operations	(79,172)	(10,964)	(187,448)	(670,482)
Interest income	12,719	1,762	17,389	13,903
Loss from investments, net	953	132	(18,615)	232
Loss before income tax and share of results of equity investee	(65,691)	(9,096)	(189,272)	(656,347)
Share of results of equity investee	(2,886)	(400)	883	(539)
Net loss	(66,959)	(9,272)	(186,406)	(642,374)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(59,285)		(177,984)	(639,800)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	3,675	509	14,264	(17,400)
Unrealized securities holding gains, net of tax	3,496	484	(884)	(10,729)
Total comprehensive loss attributable to MOGU Inc.	(52,114)	(7,216)	(164,604)	(667,929)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(2,362)	(327)	(3,249)	(5,151)
Amortization of intangible assets	0	0	(49,957)	(301,866)
Other income/(expense), net	3,892	539	(78,030)	1,008
(Loss)/gain from operations	1,530	212	(131,236)	(306,009)
Interest income	0	0	0	1
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(60,288)	(8,348)	(38,453)	(334,730)
Loss from investments, net	0	0	(16,816)	(1,636)
Loss before income tax and share of results of equity investee	(58,758)	(8,136)	(186,505)	(642,374)
Share of results of equity investee	(527)	(73)	99	0
Net loss	(59,285)	(8,209)	(186,406)	(642,374)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	3,675	509	14,264	(17,400)
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs ' subsidiaries, net of tax	2,276	315	(1,761)	(10,729)
Unrealized securities holding gains, net of tax	1,220	169	877	0
Total other comprehensive (loss)/income	7,171	993	13,380	(28,129)
Total comprehensive loss attributable to MOGU Inc.	¥ (52,114)	$ (7,216)	¥ (173,026)	¥ (670,503)